Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2024
Fidelity Advisor Asset Manager 85% - Class A
Bar Chart Table:
Annual Return 2014	5.58%
Annual Return 2015	(0.95%)
Annual Return 2016	7.13%
Annual Return 2017	21.83%
Annual Return 2018	(9.47%)
Annual Return 2019	25.86%
Annual Return 2020	18.98%
Annual Return 2021	16.79%
Annual Return 2022	(18.88%)
Annual Return 2023	18.67%
Fidelity Advisor Asset Manager 85% - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018